RETAINED PROFITS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained earnings [member]
RETAINED PROFITS (Details) [Line Items]
Income from continuing involvement in derecognised financial assets		£ 3